Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Australia (0.9%)
	WiseTech Global Ltd.	8,981,963	395,552
Austria (0.5%)
	Erste Group Bank AG	4,821,883	195,004
Belgium (3.7%)
*	Argenx SE	2,499,803	1,115,018
	Umicore SA	12,319,461	329,219
	UCB SA	1,460,175	107,994
			1,552,231
Brazil (1.6%)
*	NU Holdings Ltd. Class A	51,727,593	421,063
	B3 SA - Brasil Bolsa Balcao	50,616,902	136,773
	Raia Drogasil SA	19,658,091	112,148
			669,984
Canada (0.8%)
	Toronto-Dominion Bank	3,092,819	188,584
	Canadian National Railway Co.	1,333,362	154,723
			343,307
China (10.2%)
	Tencent Holdings Ltd.	30,477,900	1,269,684
*	PDD Holdings Inc. ADR	6,666,546	982,916
*,1	Meituan Class B	47,849,968	553,935
*,1	Wuxi Biologics Cayman Inc.	66,043,000	366,676
*,2	NIO Inc. ADR	38,610,070	280,695
*	Baidu Inc. ADR	1,951,652	231,583
*	Alibaba Group Holding Ltd.	19,497,776	181,240
	Shenzhen Inovance Technology Co. Ltd. Class A	13,589,914	125,618
*	Full Truck Alliance Co. Ltd. ADR	12,227,700	91,586
	Contemporary Amperex Technology Co. Ltd. Class A	3,647,159	85,419
	BYD Co. Ltd. Class H	2,452,000	65,902
[1]	Ganfeng Lithium Group Co. Ltd. Class H	18,796,200	60,120
			4,295,374
Denmark (4.9%)
*	Vestas Wind Systems A/S	29,439,738	814,028
*	Genmab A/S	2,449,802	770,500
	Novo Nordisk A/S Class B	3,136,634	320,453
	Ambu A/S Class B	13,769,955	187,381
			2,092,362
France (6.5%)
	L'Oreal SA (XPAR)	1,564,175	734,992
	Kering SA	1,529,179	657,807

		Shares	Market Value ($000)
	Schneider Electric SE	2,204,573	405,758
	Sanofi SA	2,654,711	247,592
	TotalEnergies SE	2,536,150	172,862
*	SOITEC	892,770	161,964
	EssilorLuxottica SA	749,562	143,127
	Carrefour SA	6,342,833	120,259
	Legrand SA	1,071,140	103,310
			2,747,671
Germany (4.3%)
	SAP SE	2,550,461	405,704
*,1	Delivery Hero SE	9,609,839	304,619
*,1	Zalando SE	12,213,116	291,187
	Bayerische Motoren Werke AG (XETR)	2,168,590	226,276
	Infineon Technologies AG	5,688,005	219,469
	Siemens AG (Registered)	1,055,171	177,250
*,3	HelloFresh SE	10,336,074	158,492
*,2,3	Jumia Technologies AG ADR	6,724,836	22,797
			1,805,794
Hong Kong (2.5%)
	AIA Group Ltd.	92,863,600	798,361
	Hong Kong Exchanges & Clearing Ltd.	3,985,030	141,080
	BOC Hong Kong Holdings Ltd.	38,962,500	104,175
			1,043,616
India (1.7%)
	HDFC Bank Ltd.	32,764,989	614,258
	Larsen & Toubro Ltd.	2,674,070	99,825
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	13,260
			727,343
Indonesia (0.3%)
	Bank Central Asia Tbk PT	245,427,400	142,049
Israel (1.0%)
*,3	Wix.com Ltd.	4,006,720	406,682
Italy (3.2%)
	Ferrari NV	2,899,825	1,045,032
	Prysmian SpA	4,145,038	159,889
	FinecoBank Banca Fineco SpA	11,621,001	156,818
			1,361,739
Japan (6.7%)
	SMC Corp.	816,300	411,174
	Nidec Corp.	10,240,000	388,284
	M3 Inc.	23,057,700	380,512
	Mitsubishi UFJ Financial Group Inc.	35,409,200	301,710
	Sony Group Corp.	2,638,000	226,844
	Bridgestone Corp.	4,371,000	180,417
	KDDI Corp.	5,698,600	178,013
	Recruit Holdings Co. Ltd.	3,317,400	122,593
	Terumo Corp.	3,355,200	107,123
	Kubota Corp.	6,898,200	99,077
	SBI Holdings Inc.	4,470,400	96,980
	Murata Manufacturing Co. Ltd.	4,523,200	87,896
	FUJIFILM Holdings Corp.	1,460,200	85,510
	Sekisui Chemical Co. Ltd.	5,194,800	73,830
	Daikin Industries Ltd.	350,700	52,366
	MISUMI Group Inc.	2,362,600	38,360

		Shares	Market Value ($000)
	Shimano Inc.	131,000	20,058
			2,850,747
Netherlands (10.0%)
	ASML Holding NV	3,291,578	2,243,299
*,1	Adyen NV	1,032,211	1,206,919
	EXOR NV	7,791,309	759,147
			4,209,365
Norway (0.6%)
*,1	AutoStore Holdings Ltd.	85,404,717	142,114
	DNB Bank ASA	6,933,432	132,178
			274,292
Singapore (0.2%)
*	Sea Ltd. ADR	2,479,980	89,825
South Korea (1.9%)
	Samsung Electronics Co. Ltd. (XKRX)	6,983,758	393,798
*	Coupang Inc.	17,777,961	271,647
	Samsung SDI Co. Ltd. (XKRX)	363,733	132,445
			797,890
Spain (0.9%)
	Banco Bilbao Vizcaya Argentaria SA	25,518,664	237,560
	Iberdrola SA (XMAD)	11,086,031	137,012
			374,572
Sweden (6.6%)
*	Spotify Technology SA	8,502,818	1,573,957
	Atlas Copco AB Class A	60,558,186	934,795
*	Kinnevik AB Class B	15,093,719	141,206
	Svenska Handelsbanken AB Class A	10,973,312	103,689
	Nibe Industrier AB Class B	5,649,807	33,369
			2,787,016
Switzerland (3.0%)
[1]	VAT Group AG	638,714	296,546
	Roche Holding AG	1,014,840	273,013
	Temenos AG (Registered)	2,177,560	184,788
	Alcon Inc.	1,856,456	140,032
	Cie Financiere Richemont SA Class A (Registered)	1,071,094	133,962
	Chocoladefabriken Lindt & Spruengli AG	10,427	128,927
	Lonza Group AG (Registered)	304,360	117,824
			1,275,092
Taiwan (3.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	68,401,000	1,251,199
United Kingdom (7.5%)
	Shell plc (XETR)	11,500,265	378,925
*,3	Ocado Group plc	47,079,148	357,672
*	Wise plc Class A	34,223,559	338,554
*,3,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	267,387
	AstraZeneca plc	1,763,262	226,943
	Unilever plc (XLON)	4,578,048	218,404
	RELX plc	4,470,615	172,042
	Reckitt Benckiser Group plc	2,517,708	171,876
	Rio Tinto plc	2,043,332	139,657
	GSK plc	7,622,409	136,955
	National Grid plc	9,203,799	119,367
	Diageo plc	3,382,833	118,404
	Bunzl plc	2,854,081	108,345
*,2	ARM Holdings plc ADR	1,610,096	99,021

		Shares	Market Value ($000)
	Burberry Group plc	5,065,544	93,840
	Shell plc	2,728,106	89,828
	Whitbread plc	1,996,589	78,066
	HSBC Holdings plc	6,522,906	49,825
			3,165,111
United States (14.7%)
*	MercadoLibre Inc.	1,637,425	2,653,382
	NVIDIA Corp.	1,758,538	822,468
*	Moderna Inc.	9,417,081	731,707
*	Tesla Inc.	2,765,637	663,974
*	Elastic NV	4,896,014	393,444
*	Illumina Inc.	3,221,940	328,477
*,2	Mobileye Global Inc. Class A	5,227,537	214,590
*	Booking Holdings Inc.	53,108	166,000
*	Lululemon Athletica Inc.	353,287	157,849
*	SolarEdge Technologies Inc.	1,005,131	79,787
			6,211,678
Total Common Stocks (Cost $31,156,244)			41,065,495
Preferred Stocks (1.3%)
[2]	Sartorius AG Preference Shares	1,380,973	445,646
[1,2]	Dr. Ing Hc F Porsche AG Preference Shares	871,379	79,829
Total Preferred Stocks (Cost $881,956)			525,475
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7]	Vanguard Market Liquidity Fund, 5.438% (Cost $904,968)	9,051,015	905,011
Total Investments (100.6%) (Cost $32,943,168)			42,495,981
Other Assets and Liabilities—Net (-0.6%)			(248,550)
Net Assets (100%)			42,247,431
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $3,301,945,000, representing 7.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $299,858,000.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $280,647,000, representing 0.7% of net assets.
5	Security value determined using significant unobservable inputs.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $327,846,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2023	3,135	333,345	6,448
MSCI Emerging Markets Index	December 2023	2,743	135,381	1,980
				8,428
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,224,969	—	—	7,224,969
Common Stocks—Other	4,050,709	29,509,170	280,647	33,840,526
Preferred Stocks	—	525,475	—	525,475
Temporary Cash Investments	905,011	—	—	905,011
Total	12,180,689	30,034,645	280,647	42,495,981
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,428	—	—	8,428
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2023 Market Value ($000)
Brandtech Group Class A	267,387	—	—	—	—	—	—	267,387
HelloFresh SE	333,112	—	—	—	(174,620)	—	—	158,492
Jumia Technologies AG ADR	20,645	—	—	—	2,152	—	—	22,797
Ocado Group plc	518,583	—	—	—	(160,911)	—	—	357,672
Vanguard Market Liquidity Fund	789,745	NA1	NA1	16	(17)	7,950	—	905,011
Wix.com Ltd.	395,744	—	—	—	10,938	—	—	406,682
Total	2,325,216	—	—	16	(322,458)	7,950	—	2,118,041
1	Not applicable—purchases and sales are for temporary cash investment purposes.